Consolidated Statement of Cash Flows (Parenthetical) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Cash Flow Statements, Captions [Line Items]
Business Transition Costs		$ (1.2)	$ 0.0	$ 95.8
Debt issuance costs paid	$ 2.0	$ 3.6	$ 0.6	2.9
Gain on Sale of Toronto Property
Condensed Cash Flow Statements, Captions [Line Items]
Business Transition Costs				$ 102.0